Product warranties and recalls and other safety measures (Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Product Liability Contingency [Line Items]
Liabilities for recalls and other safety measures at beginning of year	¥ 1,275,256	¥ 1,275,200	¥ 925,475
Payments made during year	(396,971)	(456,177)	(444,416)
Provision for recalls and other safety measures	428,613	454,391	794,009
Other	(4,589)	1,842	132
Liabilities for recalls and other safety measures at end of year	¥ 1,302,309	¥ 1,275,256	¥ 1,275,200